Shareholder Report, Average Annual Return (Details)	12 Months Ended																		60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2023	Dec. 06, 2022	Jul. 05, 2022	May 31, 2022	May 07, 2022	May 31, 2021	Mar. 18, 2021	May 31, 2020	Mar. 02, 2020	Mar. 02, 2020	Dec. 30, 2019	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2014	May 31, 2024	May 31, 2024
Q3 All-Season Active Rotation ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023	12/06/22
Average Annual Return, Percent	15.16%		12.17%
Q3 ALL-SEASON TACTICAL FUND C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021	03/18/21
Average Annual Return, Percent	17.09%							(1.85%)
Lyrical International Value Equity Fund Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021		May-2020	03/02/20
Average Annual Return, Percent	15.96%										7.99%
Lyrical U.S. Value Equity Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021		May-2020				May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	36.66%																		14.32%	8.21%
Lyrical U.S. Value Equity Fund A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Average Annual Return, Percent	28.50%					16.74%
Lyrical International Value Equity Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021		May-2020	03/02/20
Average Annual Return, Percent	16.29%									8.26%
Lyrical U.S. Value Equity Fund C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Average Annual Return, Percent	34.34%			19.54%
Lyrical International Value Equity Fund A Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Average Annual Return, Percent	9.36%			12.96%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021		May-2020			12/30/19
Average Annual Return, Percent	11.27%											2.86%
Lyrical U.S. Value Equity Fund Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021		May-2020				May-2019	May-2018	May-2017	May-2016	May-2015	May-2014
Average Annual Return, Percent	36.38%																		14.04%	7.90%
Lyrical International Value Equity Fund C Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023		07/05/22
Average Annual Return, Percent	14.18%			15.67%
Q3 ALL-SEASON TACTICAL FUND Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	May-2024	May-2023			May-2022		May-2021		May-2020			12/30/19
Average Annual Return, Percent	18.74%											4.59%
Market Price [Member] | Q3 All-Season Active Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%		12.15%
Without Sales Load [Member] | Lyrical U.S. Value Equity Fund A Class
Average Annual Return [Line Items]
Average Annual Return, Percent	36.31%					20.42%
Without Sales Load [Member] | Lyrical U.S. Value Equity Fund C Class
Average Annual Return [Line Items]
Average Annual Return, Percent	35.34%			19.54%
Without Sales Load [Member] | Lyrical International Value Equity Fund A Class
Average Annual Return [Line Items]
Average Annual Return, Percent	16.03%			16.54%
Without Sales Load [Member] | Lyrical International Value Equity Fund C Class
Average Annual Return [Line Items]
Average Annual Return, Percent	15.18%			15.67%
M S C I World Index [Member] | Q3 All-Season Active Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	24.92%		21.00%
Dow Jones Moderately Aggressive Portfolio Index [Member] | Q3 All-Season Active Rotation ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	16.84%		12.55%
Bloomberg U S Aggregate Bond Index [Member] | Q3 ALL-SEASON TACTICAL FUND C Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%							(2.48%)
Bloomberg U S Aggregate Bond Index [Member] | Q3 ALL-SEASON TACTICAL FUND Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%											(1.04%)
Dow Jones Moderate Portfolio Index [Member] | Q3 ALL-SEASON TACTICAL FUND C Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%							1.53%
Dow Jones Moderate Portfolio Index [Member] | Q3 ALL-SEASON TACTICAL FUND Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%											4.46%
M S C I E A F E Index [Member] | Lyrical International Value Equity Fund Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%									9.01%
S P 500 Index [Member] | Lyrical U.S. Value Equity Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%																		15.80%	12.69%
S P 500 Index [Member] | Lyrical U.S. Value Equity Fund A Class
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%					20.24%
S P 500 Index [Member] | Lyrical U.S. Value Equity Fund C Class
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%			20.24%
M S C I E A F E Index 1 [Member] | Lyrical International Value Equity Fund Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%									9.01%
M S C I E A F E Index 2 [Member] | Lyrical International Value Equity Fund A Class
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%			18.28%
M S C I E A F E Index 2 [Member] | Lyrical International Value Equity Fund C Class
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%			18.28%
S And P 500 Index [Member] | Lyrical U.S. Value Equity Fund Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	28.19%
S And P Index [Member] | Lyrical U.S. Value Equity Fund Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent																			15.80%	12.69%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%											(1.04%)
Dow Jones Moderate Portfolio Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	12.35%											4.46%